Investments - Additional Information (Detail) - BRL (R$) R$ / shares in Units, shares in Millions, R$ in Millions				1 Months Ended		12 Months Ended
	Feb. 23, 2018	Aug. 27, 2017	May 15, 2017	Nov. 30, 2017	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 03, 2018	Mar. 27, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Net working capital balance						R$ (126)
Investments in jointly controlled entities and affiliated companies						7,792	R$ 8,753	R$ 9,745
Investment						618	801	861	R$ 906
Sold equity interest				R$ 717
Unit sold				34
Price per share unit				R$ 21.10
Top of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of share capital				31.54%
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of share capital				21.68%
Taesa [member]
Disclosure of detailed information about investment property [line items]
Investment						189	288	415	433
Restructuring- Investments in joint ventures and associatess, subsidiaries and other Business units					R$ 56
Light [member]
Disclosure of detailed information about investment property [line items]
Net working capital balance						1,355	1,259
Madeira Energia [member]
Disclosure of detailed information about investment property [line items]
Net working capital balance						1,474	1,611
Renova Energia SA [member]
Disclosure of detailed information about investment property [line items]
Net working capital balance						1,607	3,211
Loss on investments						2,195	R$ 1,101	R$ 93
SP Participacoes SA [Member] | Major business combination [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity acquired											100.00%
BrasilPCHSA [member] | Major business combination [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity acquired											51.00%
Belo Monte Plant Through Amaznia Energia S A A And Alianca Norte[member]
Disclosure of detailed information about investment property [line items]
Percentage of ownership interest in entities wholly owned directly or indirectly							11.74%
Loss contingencies						286	R$ 74
Santo Antonio Hydroelectric Plant Through Madeira Energia SA (Mesa) and FIP Melbourne [member]
Disclosure of detailed information about investment property [line items]
Investments in jointly controlled entities and affiliated companies						1,117	1,321
Expenditures on property plant and equipment						21,611
SAAG Investimentos S.A. and Ceming GT [Member]
Disclosure of detailed information about investment property [line items]
Payments for claims									750
Adjustments for impairment									R$ 750
Cemig GT [member]
Disclosure of detailed information about investment property [line items]
InvestmentWriteDowns						183	679
Reclassified positive adjustments in other comprehensive income			R$ 60
Impairments loss						285	90
Percentage of equity acquired				50.00%
Equity interests of acquirer				R$ 185
Cemig GT [member] | Lepsa [member]
Disclosure of detailed information about investment property [line items]
Equity interests of acquirer				R$ 147
Cemig GT [member] | Lepsa [member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity acquired				66.62%
Cemig GT [member] | Lepsa [member] | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity acquired				100.00%
Cemig GT [member] | RME [member]
Disclosure of detailed information about investment property [line items]
Equity interests of acquirer				R$ 38
Cemig GT [member] | RME [member] | Top of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity acquired				66.27%
Cemig GT [member] | RME [member] | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Percentage of equity acquired				75.00%
Renova Energia SA [member]
Disclosure of detailed information about investment property [line items]
Change in quoted price of the shares fair value						73
Terra Form Global Inc [Member]
Disclosure of detailed information about investment property [line items]
Investment			306
Reclassified positive adjustments in other comprehensive income			R$ 172
Arbitration proceedings												R$ 49
Renova [member]
Disclosure of detailed information about investment property [line items]
Impairments loss						R$ 787	R$ 264
Proceeds from sales of plant		R$ 15
Percentage of equity acquired										51.00%
Renova [member] | Major business combination [member]
Disclosure of detailed information about investment property [line items]
Acquisition of assets	R$ 650
Earn out payments	150
Projects development	R$ 187